Significant Accounting Policies (Details) - Schedule of disaggregation information of revenue by service type - USD ($)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Significant Accounting Policies (Details) - Schedule of disaggregation information of revenue by service type [Line Items]
Total		$ 37,648,782	$ 38,571,080
Percentage of Total Revenue		100.00%	100.00%
Cash-In-Transit – Non-Dedicated Vehicles (CIT Non-DV) [Member]
Significant Accounting Policies (Details) - Schedule of disaggregation information of revenue by service type [Line Items]
Total		$ 12,045,914	$ 12,052,738
Percentage of Total Revenue		32.00%	31.20%
Cash-In-Transit - Dedicated Vehicle to Banks (CIT DV) [Member]
Significant Accounting Policies (Details) - Schedule of disaggregation information of revenue by service type [Line Items]
Total		$ 4,822,354	$ 4,958,139
Percentage of Total Revenue		12.80%	12.90%
ATM Management [Member]
Significant Accounting Policies (Details) - Schedule of disaggregation information of revenue by service type [Line Items]
Total		$ 12,542,613	$ 14,024,291
Percentage of Total Revenue		33.30%	36.40%
Cash Processing (CPC) [Member]
Significant Accounting Policies (Details) - Schedule of disaggregation information of revenue by service type [Line Items]
Total		$ 2,842,209	$ 2,283,835
Percentage of Total Revenue		7.50%	5.90%
Cash Center Operations (CCT) [Member]
Significant Accounting Policies (Details) - Schedule of disaggregation information of revenue by service type [Line Items]
Total		$ 3,256,423	$ 3,661,135
Percentage of Total Revenue		8.60%	9.50%
Cheque Center Service (CDC) [Member]
Significant Accounting Policies (Details) - Schedule of disaggregation information of revenue by service type [Line Items]
Total		$ 61,197	$ 394,290
Percentage of Total Revenue		0.20%	1.00%
Others [Member]
Significant Accounting Policies (Details) - Schedule of disaggregation information of revenue by service type [Line Items]
Total	[1]	$ 399,977	$ 38,570
Percentage of Total Revenue	[1]	1.10%	0.10%
Cash Deposit Management Solutions (GDM) [Member]
Significant Accounting Policies (Details) - Schedule of disaggregation information of revenue by service type [Line Items]
Total		$ 1,457,307	$ 1,158,082
Percentage of Total Revenue		3.90%	3.00%
Robotics AI solutions [Member]
Significant Accounting Policies (Details) - Schedule of disaggregation information of revenue by service type [Line Items]
Total		$ 220,788
Percentage of Total Revenue		0.60%

[1]	Others includes primarily revenue from express cash and coin processing services.